Variable Portfolio – Partners Small Cap Growth Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.9%
Issuer	Shares	Value ($)
Communication Services 1.4%
Interactive Media & Services 0.6%
EverQuote, Inc., Class A(a)	32,348	682,219
Ziff Davis, Inc.(a)	34,172	1,662,810
Total		2,345,029
Media 0.8%
Liberty Media Corp.-Liberty Live, Class C(a)	21,447	1,100,874
Magnite, Inc.(a)	161,521	2,237,066
Total		3,337,940
Total Communication Services		5,682,969
Consumer Discretionary 12.3%
Automobile Components 2.4%
Modine Manufacturing Co.(a)	28,990	3,849,582
Patrick Industries, Inc.	36,766	5,234,375
Stoneridge, Inc.(a)	85,545	957,249
Total		10,041,206
Automobiles 0.7%
Thor Industries, Inc.	26,074	2,865,272
Diversified Consumer Services 2.6%
Bright Horizons Family Solutions, Inc.(a)	23,786	3,333,132
Duolingo, Inc.(a)	10,528	2,969,107
OneSpaWorld Holdings Ltd.	230,687	3,808,642
Stride, Inc.(a)	6,775	577,975
Total		10,688,856
Hotels, Restaurants & Leisure 2.4%
Cheesecake Factory, Inc. (The)	55,407	2,246,754
Dutch Bros, Inc., Class A(a)	68,055	2,179,802
First Watch Restaurant Group, Inc.(a)	81,959	1,278,560
Lindblad Expeditions Holdings, Inc.(a)	105,869	979,288
Sweetgreen, Inc., Class A(a)	60,617	2,148,873
Wingstop, Inc.	2,615	1,088,049
Total		9,921,326
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 2.7%
Installed Building Products, Inc.	23,187	5,710,262
LGI Homes, Inc.(a)	24,251	2,874,229
Taylor Morrison Home Corp., Class A(a)	36,331	2,552,616
Total		11,137,107
Specialty Retail 0.9%
Boot Barn Holdings, Inc.(a)	23,478	3,927,400
Textiles, Apparel & Luxury Goods 0.6%
G-III Apparel Group Ltd.(a)	84,352	2,574,423
Total Consumer Discretionary		51,155,590
Consumer Staples 3.6%
Beverages 0.7%
MGP Ingredients, Inc.	32,372	2,694,969
Consumer Staples Distribution & Retail 0.9%
The Chefs’ Warehouse(a)	91,025	3,823,960
Food Products 0.7%
Freshpet, Inc.(a)	22,037	3,014,001
Personal Care Products 1.3%
BellRing Brands, Inc.(a)	54,001	3,278,941
elf Beauty, Inc.(a)	19,170	2,090,105
Total		5,369,046
Total Consumer Staples		14,901,976
Energy 1.4%
Energy Equipment & Services 0.5%
Core Laboratories, Inc.	102,403	1,897,528
Oil, Gas & Consumable Fuels 0.9%
Excelerate Energy, Inc., Class A	92,173	2,028,728
Kimbell Royalty Partners LP	114,014	1,834,485
Total		3,863,213
Total Energy		5,760,741
Financials 6.9%
Banks 1.2%
Axos Financial, Inc.(a)	50,162	3,154,186
Hilltop Holdings, Inc.	66,156	2,127,577
Total		5,281,763

Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.5%
Cohen & Steers, Inc.	48,417	4,645,611
Hamilton Lane, Inc., Class A	7,771	1,308,559
PJT Partners, Inc.	32,803	4,373,952
Total		10,328,122
Financial Services 1.1%
I3 Verticals, Inc.(a)	108,821	2,318,976
Shift4 Payments, Inc., Class A(a)	24,674	2,186,116
Total		4,505,092
Insurance 2.1%
Kinsale Capital Group, Inc.	5,649	2,630,005
Palomar Holdings, Inc.(a)	32,816	3,106,691
Skyward Specialty Insurance Group, Inc.(a)	73,698	3,001,719
Total		8,738,415
Total Financials		28,853,392
Health Care 25.8%
Biotechnology 6.7%
ARS Pharmaceuticals, Inc.(a)	29,928	433,956
CareDx, Inc.(a)	33,500	1,046,037
Cytokinetics, Inc.(a)	16,961	895,541
Halozyme Therapeutics, Inc.(a)	87,414	5,003,577
Insmed, Inc.(a)	15,542	1,134,566
Kiniksa Pharmaceuticals International PLC(a)	104,323	2,607,032
Krystal Biotech, Inc.(a)	26,348	4,796,126
Natera, Inc.(a)	8,548	1,085,169
Soleno Therapeutics, Inc.(a)	24,792	1,251,748
Twist Bioscience Corp.(a)	15,931	719,763
Vaxcyte, Inc.(a)	14,008	1,600,694
Vericel Corp.(a)	173,672	7,337,642
Total		27,911,851
Health Care Equipment & Supplies 9.7%
Enovis Corp.(a)	43,173	1,858,598
Glaukos Corp.(a)	29,798	3,882,083
ICU Medical, Inc.(a)	22,390	4,079,906
Inspire Medical Systems, Inc.(a)	6,426	1,356,207
Integer Holdings Corp.(a)	34,477	4,482,010
iRhythm Technologies, Inc.(a)	17,388	1,290,885
Lantheus Holdings, Inc.(a)	52,625	5,775,594
Common Stocks (continued)
Issuer	Shares	Value ($)
LeMaitre Vascular, Inc.	61,684	5,729,827
PROCEPT BioRobotics Corp.(a)	21,773	1,744,453
RxSight, Inc.(a)	33,008	1,631,585
TransMedics Group, Inc.(a)	35,804	5,621,228
UFP Technologies, Inc.(a)	8,437	2,671,998
Total		40,124,374
Health Care Providers & Services 5.5%
Addus HomeCare Corp.(a)	23,953	3,186,467
AMN Healthcare Services, Inc.(a)	38,374	1,626,674
Ensign Group, Inc. (The)	7,468	1,074,048
HealthEquity, Inc.(a)	85,712	7,015,527
PACS Group, Inc.(a)	63,038	2,519,629
RadNet, Inc.(a)	78,059	5,416,514
U.S. Physical Therapy, Inc.	21,711	1,837,402
Total		22,676,261
Health Care Technology 0.9%
Certara, Inc.(a)	126,034	1,475,858
Evolent Health, Inc., Class A(a)	77,216	2,183,669
Total		3,659,527
Pharmaceuticals 3.0%
Axsome Therapeutics, Inc.(a)	27,878	2,505,396
Corcept Therapeutics, Inc.(a)	90,495	4,188,109
Ligand Pharmaceuticals, Inc.(a)	18,382	1,839,854
Supernus Pharmaceuticals, Inc.(a)	96,507	3,009,088
Tarsus Pharmaceuticals, Inc.(a)	34,159	1,123,490
Total		12,665,937
Total Health Care		107,037,950
Industrials 21.7%
Aerospace & Defense 1.8%
AAR Corp.(a)	39,537	2,584,138
Kratos Defense & Security Solutions, Inc.(a)	214,126	4,989,136
Total		7,573,274
Building Products 1.0%
AAON, Inc.	36,137	3,897,014
Commercial Services & Supplies 3.8%
ACV Auctions, Inc., Class A(a)	99,085	2,014,398
Aris Water Solutions, Inc.	201,332	3,396,471
Casella Waste Systems, Inc., Class A(a)	40,352	4,014,621
Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
CECO Environmental Corp.(a)	180,952	5,102,846
Tetra Tech, Inc.	23,217	1,094,914
Total		15,623,250
Construction & Engineering 4.9%
Comfort Systems U.S.A., Inc.	10,666	4,163,473
Construction Partners, Inc., Class A(a)	80,744	5,635,931
Dycom Industries, Inc.(a)	33,553	6,613,297
Sterling Infrastructure, Inc.(a)	27,844	4,037,937
Total		20,450,638
Electrical Equipment 0.9%
American Superconductor Corp.(a)	70,039	1,652,920
Vicor Corp.(a)	49,318	2,076,288
Total		3,729,208
Ground Transportation 0.4%
Saia, Inc.(a)	4,152	1,815,504
Machinery 2.5%
Albany International Corp., Class A	33,308	2,959,416
Chart Industries, Inc.(a)	25,036	3,107,969
Esab Corp.	21,565	2,292,575
SPX Technologies, Inc.(a)	12,804	2,041,726
Total		10,401,686
Marine Transportation 0.5%
Kirby Corp.(a)	14,959	1,831,430
Professional Services 2.3%
ICF International, Inc.	16,417	2,738,191
Insperity, Inc.	38,017	3,345,496
Parsons Corp.(a)	34,291	3,555,291
Total		9,638,978
Trading Companies & Distributors 3.6%
Applied Industrial Technologies, Inc.	47,124	10,514,778
Global Industrial Co.	72,912	2,476,821
SiteOne Landscape Supply, Inc.(a)	9,586	1,446,623
Xometry, Inc., Class A(a)	31,428	577,332
Total		15,015,554
Total Industrials		89,976,536
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 22.3%
Electronic Equipment, Instruments & Components 5.9%
Advanced Energy Industries, Inc.	28,223	2,970,189
Celestica, Inc.(a)	34,121	1,744,266
ePlus, Inc.(a)	50,488	4,964,990
Fabrinet(a)	31,843	7,528,959
Littelfuse, Inc.	3,400	901,850
Novanta, Inc.(a)	15,958	2,855,205
Plexus Corp.(a)	26,675	3,646,739
Total		24,612,198
IT Services 0.8%
Globant SA(a)	7,202	1,427,004
Wix.com Ltd.(a)	12,204	2,040,143
Total		3,467,147
Semiconductors & Semiconductor Equipment 5.6%
Ambarella, Inc.(a)	40,379	2,277,578
Camtek Ltd.	19,331	1,543,580
Credo Technology Group Holding Ltd.(a)	174,943	5,388,244
Impinj, Inc.(a)	33,398	7,231,335
Onto Innovation, Inc.(a)	11,948	2,479,927
Power Integrations, Inc.	32,260	2,068,511
Ultra Clean Holdings, Inc.(a)	55,315	2,208,728
Total		23,197,903
Software 10.0%
Appfolio, Inc., Class A(a)	2,235	526,119
Box, Inc., Class A(a)	119,240	3,902,725
CCC Intelligent Solutions Holdings, Inc.(a)	163,879	1,810,863
Clearwater Analytics Holdings, Inc., Class A(a)	138,620	3,500,155
CommVault Systems, Inc.(a)	11,754	1,808,353
CyberArk Software Ltd.(a)	15,193	4,430,431
Descartes Systems Group, Inc. (The)(a)	66,583	6,855,386
Envestnet, Inc.(a)	34,520	2,161,642
Intapp, Inc.(a)	63,856	3,054,232
Pagerduty, Inc.(a)	87,619	1,625,332
Qualys, Inc.(a)	20,349	2,614,033
Silvaco Group, Inc.(a)	37,423	535,149
SPS Commerce, Inc.(a)	20,178	3,917,962

Variable Portfolio – Partners Small Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Varonis Systems, Inc.(a)	57,871	3,269,712
Verint Systems, Inc.(a)	55,271	1,400,014
Total		41,412,108
Total Information Technology		92,689,356
Materials 3.1%
Chemicals 1.3%
Aspen Aerogels, Inc.(a)	112,335	3,110,556
Balchem Corp.	13,416	2,361,216
Total		5,471,772
Metals & Mining 1.8%
ATI, Inc.(a)	30,145	2,017,002
Carpenter Technology Corp.	18,050	2,880,419
Materion Corp.	21,695	2,426,803
Total		7,324,224
Total Materials		12,795,996
Real Estate 1.4%
Health Care REITs 1.0%
CareTrust REIT, Inc.	128,273	3,958,505
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 0.4%
UMH Properties, Inc.	91,010	1,790,166
Total Real Estate		5,748,671
Total Common Stocks (Cost $318,524,654)		414,603,177

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(b),(c)	5,600,861	5,600,301
Total Money Market Funds (Cost $5,600,301)		5,600,301
Total Investments in Securities (Cost: $324,124,955)		420,203,478
Other Assets & Liabilities, Net		(5,315,627)
Net Assets		414,887,851
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	3,045,179	130,808,005	(128,252,774)	(109)	5,600,301	1,254	194,972	5,600,861
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Small Cap Growth Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7057_12_C01_(11/24)